OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-current Assets

(in thousands of $)	2017	2016
Mark-to-market interest rate swaps valuation (see note 23)	11,937	8,194
Deferred tax asset (see note 8)	—	5,086
Other non-current assets	2,990	3,737
	14,927	17,017